INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2025
INCOME TAXES
Summary of reconciliation of the statutory tax rate to the effective tax rate

	For the Years Ended
	December 31,
	2025	2024	2023
PRC statutory income tax rate	25%	$25%	25%
Impact of different income tax rates in other jurisdictions	(9.1)%	(2.2)%	(4.7)%
Effect of preferential tax rate(a)	(0.2)%	(16.4)%	(20.2)%
Effect of non-deductible expenses	(0.3)%	(0.2)%	(1.9)%
Effect of change in valuation allowance	(15.4)%	(6.2)%	1.8%
Effective tax rate	0.0%	$0.0%	0.0%
(a)	The Company’s subsidiaries, Horgos Baosheng, Kashi Baosheng and Baosheng Technology are subject to a favorable tax rate of 0%. For the years ended December 31, 2025, 2024 and 2023, no tax saving resulted from the favorable tax rate.

Summary of deferred tax assets

	December 31,	December 31,
	2025	2024
Net operating losses carryforwards	$4,812,643	$4,448,794
Allowance for doubtful accounts of accounts receivable	16,745	63,357
Allowance for doubtful accounts of prepayments	—	15,605
Allowance for doubtful accounts of other current assets	288,960	11,381
Impairment of deposit for long-term investment	714,990	—
Impairment of long-term investment	633,655	—
Deferred tax assets, gross	6,466,993	4,539,137
Deferred tax liabilities from operating right-of-use assets	(48,552)	—
Deferred tax assets net off against deferred tax liability	6,418,441	4,539,137
Less: Allowance on deferred tax assets	(6,418,441)	(4,539,137)
	$—	$—